Expense Example - Nuveen Impact Bond ETF - Nuveen Impact Bond ETF	Sep. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	$ 119